Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	F-1
Entity Registrant Name	Pagaya Technologies Ltd.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001883085